Loans Payable - Schedule of Loans Payable (Details) (Parenthetical)	Jun. 05, 2020 USD ($)	May 21, 2020 USD ($)	Apr. 21, 2020 USD ($)	Apr. 17, 2020 USD ($)	Aug. 25, 2020 USD ($)	Apr. 21, 2020 CAD ($)	Apr. 17, 2020 CAD ($)
Line of Credit Facility [Line Items]
Loan payable principal amount	$ 150,000				$ 120,000
Repayment of debt	$ 731
Interest per annum	3.75%
Debt due date	Jun. 05, 2050
Canada Emergency Business Account Program [Member]
Line of Credit Facility [Line Items]
Loan payable principal amount			$ 29,889	$ 29,890
Repayment of debt			$ 10,000	$ 10,000
Interest per annum			5.00%	5.00%		5.00%	5.00%
Debt due date			Dec. 31, 2025	Dec. 31, 2025
Paycheck Protection Program [Member]
Line of Credit Facility [Line Items]
Loan payable principal amount		$ 30,115
Interest per annum		1.00%
Debt due date		May 21, 2022
CAD [Member] | Canada Emergency Business Account Program [Member]
Line of Credit Facility [Line Items]
Loan payable principal amount						$ 40,000	$ 40,000